Pension and Other Postretirement Benefit Plans (Expected Employer Contributions to Funded Plans) (Details) - Pension Benefits $ in Millions	Dec. 31, 2020 USD ($)
United States Pension Benefits
2021 expected contributions	$ 0
Foreign Pension Benefits
2021 expected contributions	$ 18